Property and equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment

Property and equipment were comprised of the following:

	December 31,
	2011	2010
Land	$23,004	$23,182
Buildings	34,173	33,937
Leasehold improvements	1,266,499	1,106,935
Equipment and information systems	1,269,343	1,107,778
New center and capital asset projects in progress	144,124	38,721

	2,737,143	2,310,553
Less accumulated depreciation and amortization	(1,304,492)	(1,139,745)

	$1,432,651	$1,170,808